UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |X|; Amendment Number: 01
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, April 19, 2011

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) NAM UK. The investment manager filing this Form 13F, NAM UK, has realized that certain positions were not included in the originally filed Form 13F. This amendment is therefore being filed to reflect the addition of those positions.

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: 143,192 (thousands)

List of Other Included Managers: None

                             TITLE OF                        VALUE    SH/PRN  SH/   PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT  PRN   CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                    COM           009363102         2,294    56,608 SH           Sole               56,608    0     0
AMERICAN EXPRESS CO           COM           025816109         2,463   106,000 SH           Sole              106,000    0     0
ANALOG DEVICES INC            COM           032654105         1,225    49,448 SH           Sole               49,448    0     0
APACHE CORP                   COM           037411105         3,553    49,250 SH           Sole               49,250    0     0
BAKER HUGHES INC              COM           057224107         1,906    52,300 SH           Sole               52,300    0     0
BANK OF AMERICA CORPORATION   COM           060505104         2,775   210,245 SH           Sole              210,245    0     0
BANK OF NEW YORK MELLON CORP  COM           064058100         1,781    60,781 SH           Sole               60,781    0     0
BARRICK GOLD CORP             COM           067901108         1,894    56,442 SH           Sole               56,442    0     0
BRISTOL MYERS SQUIBB CO       COM           110122108         1,444    71,100 SH           Sole               71,100    0     0
CA INC                        COM           12673P105         1,367    78,400 SH           Sole               78,400    0     0
CIGNA CORP                    COM           125509109         1,946    80,800 SH           Sole               80,800    0     0
CISCO SYSTEMS INC             COM           17275R102         4,042   216,830 SH           Sole              216,830    0     0
COCA COLA CO                  COM           191216100         2,040    42,500 SH           Sole               42,500    0     0
CONOCOPHILLIPS                COM           20825C104         4,071    96,796 SH           Sole               96,796    0     0
DISNEY WALT CO                COM DISNEY    254687106         1,805    77,366 SH           Sole               77,366    0     0
EBAY INC                      COM           278642103           965    56,329 SH           Sole               56,329    0     0
ENCANA CORP                   COM           292505104         1,331    26,800 SH           Sole               26,800    0     0
EOG RES INC                   COM           26875P101         1,365    20,100 SH           Sole               20,100    0     0
EXELON CORP                   COM           30161N101         2,880    56,230 SH           Sole               56,230    0     0
EXPRESS SCRIPTS INC           COM           302182100         3,451    50,200 SH           Sole               50,200    0     0
EXXON MOBIL CORP              COM           30231G102         5,073    72,568 SH           Sole               72,568    0     0
FREEPORT-MCMORAN COPPER & GO  COM           35671D857         2,844    56,747 SH           Sole               56,747    0     0
GOLDMAN SACHS GROUP INC       COM           38141G104         1,710    11,600 SH           Sole               11,600    0     0
HEWLETT PACKARD CO            COM           428236103         1,631    42,200 SH           Sole               42,200    0     0
HOME DEPOT INC                COM           437076102         2,263    95,785 SH           Sole               95,785    0     0
HONEYWELL INTL INC            COM           438516106         2,729    86,900 SH           Sole               86,900    0     0
INGERSOLL- RAND COMPANY LTD   CL A          G4776G101         2,732   130,700 SH           Sole              130,700    0     0
INTEL CORP                    COM           458140100         3,044   183,930 SH           Sole              183,930    0     0
INTERNATIONAL BUSINESS MACHS  COM           459200101         2,461    23,565 SH           Sole               23,565    0     0
INTUIT                        COM           461202103         2,028    72,023 SH           Sole               72,023    0     0
JOHNSON & JOHNSON             COM           478160104         4,583    80,695 SH           Sole               80,695    0     0
JPMORGAN CHASE & CO           COM           46625H100         3,667   107,500 SH           Sole              107,500    0     0
KRAFT FOODS INC               CL A          50075N104         1,949    76,900 SH           Sole               76,900    0     0
LAUDER ESTEE COS INC          CL A          518439104         1,509    46,200 SH           Sole               46,200    0     0
LOCKHEED MARTIN CORP          COM           539830109         3,489    43,259 SH           Sole               43,259    0     0
MEDCO HEALTH SOLUTIONS INC    COM           58405U102         4,618   101,243 SH           Sole              101,243    0     0
METLIFE INC                   COM           59156R108         1,549    51,600 SH           Sole               51,600    0     0
MICROSOFT CORP                COM           594918104         4,626   194,618 SH           Sole              194,618    0     0
MOHAWK INDS INC               COM           608190104         1,226    34,362 SH           Sole               34,362    0     0
MOODYS CORP                   COM           615369105         2,874   109,070 SH           Sole              109,070    0     0
PEABODY ENERGY CORP           COM           704549104         2,783    92,264 SH           Sole               92,264    0     0
PENNEY J C INC                COM           708160106           907    31,600 SH           Sole               31,600    0     0
PEPSICO INC                   COM           713448108         2,559    46,553 SH           Sole               46,553    0     0
PHILIP MORRIS INTL INC        COM           718172109           934    21,408 SH           Sole               21,408    0     0
PNC FINL SVCS GROUP INC       COM           693475105         1,327    34,199 SH           Sole               34,199    0     0
PULTE HOMES INC               COM           745867101           711    80,500 SH           Sole               80,500    0     0
SAFEWAY INC                   COM           786514208         1,037    50,900 SH           Sole               50,900    0     0
STATE STREET CORP             COM           857477103         2,992    63,400 SH           Sole               63,400    0     0
SUNCOR ENERGY INC             COM           867224107           847    27,800 SH           Sole               27,800    0     0
SYMANTEC CORP                 COM           871503108         1,559   100,200 SH           Sole              100,200    0     0
TARGET CORP                   COM           87612E106         3,202    81,136 SH           Sole               81,136    0     0
TIME WARNER CABLE INC         COM           88732J207         1,193    37,675 SH           Sole               37,675    0     0
TIME WARNER INC               COM NEW       887317303         1,734    68,825 SH           Sole               68,825    0     0
TOLL BROTHERS INC             COM           889478103           675    39,800 SH           Sole               39,800    0     0
TORONTO DOMINION BANK ONT     COM           891160509         2,230    43,100 SH           Sole               43,100    0     0
TRANSOCEAN LTD                REG SHS       H8817H100         3,370    45,359 SH           Sole               45,359    0     0
UNION PACIFIC CORP            COM           907818108         2,056    39,500 SH           Sole               39,500    0     0
UNITED STATES STL CORP NEW    COM           912909108           654    18,300 SH           Sole               18,300    0     0
UNITEDHEALTH GROUP INC        COM           91324P102         2,413    96,600 SH           Sole               96,600    0     0
VERIZON COMMUNICATIONS INC    COM           92343V104         1,996    64,969 SH           Sole               64,969    0     0

                             TITLE OF                        VALUE    SH/PRN  SH/   PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT  PRN   CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

WASTE MANAGEMENT INC DEL      COM           94106L109         1,999    71,002 SH           Sole               71,002    0     0
WELLPOINT INC                 COM           94973V107         1,583    31,100 SH           Sole               31,100    0     0
XEROX CORP                    COM           984121103         1,583   244,300 SH           Sole              244,300    0     0
YUM BRANDS INC                COM           988498101         1,644    49,300 SH           Sole               49,300    0     0

                                            TOTAL           143,192